INCOME TAXES - Movement of valuation allowance (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Balance at beginning of the year	$ (211,507)
Current year addition	384,902	$ 211,507
Balance at end of the year	$ (596,409)	$ (211,507)